Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues | ¥			¥ 6,210,181	¥ 5,961,621
Total net revenues	¥ 7,233,151	$ 1,052,018
Cost of revenues (including related party transactions of RMB7,133, RMB13,418 and RMB24,771 (US$3,603) for the years ended December 31, 2016, 2017 and 2018, respectively)	(820,288)	(119,306)	(1,358,685)	(2,393,165)
Gross profit	6,412,863	932,712	4,851,496	3,568,456
Operating expenses:
Sales and marketing expenses	(2,435,236)	(354,190)	(1,647,519)	(1,536,939)
General and administrative expenses (including provision for doubtful accounts of RMB2,303, RMB1,110 and RMB2,215 (US$322) for the years ended December 31, 2016, 2017 and 2018, respectively)	(314,846)	(45,792)	(281,951)	(306,794)
Product development expenses	(1,135,247)	(165,115)	(878,773)	(571,354)
Total Operating expenses (including related party transactions of RMB19,064, RMB44,446 and RMB74,302 (US$10,806) for the years ended December 31, 2016, 2017 and 2018, respectively)	(3,885,329)	(565,097)	(2,808,243)	(2,415,087)
Other income, net	341,391	49,653	8,577	13,953
Operating profit	2,868,925	417,268	2,051,830	1,167,322
Interest income (including related party transactions of RMB3,564, RMB35,049 and RMB50,968 (US$7,413) for the years ended December 31, 2016, 2017 and 2018, respectively)	358,811	52,187	220,282	88,168
(Loss)/earnings from equity method investments	24,702	3,593	(10,571)	(6,638)
Fair value change of other non-current assets	(11,017)	(1,602)	0	0
Income before income taxes	3,241,421	471,446	2,261,541	1,248,852
Income tax expense	(377,890)	(54,962)	(267,082)	(32,629)
Net income	2,863,531	416,484	1,994,459	1,216,223
Net loss attributable to noncontrolling interests	7,484	1,089	7,160	11,691
Net income attributable to Autohome Inc.	¥ 2,871,015	$ 417,573	¥ 2,001,619	¥ 1,227,914
Earnings per share for ordinary shares:
Basic | (per share)	¥ 24.40	$ 3.55	¥ 17.20	¥ 10.75
Diluted | (per share)	¥ 24.08	$ 3.50	¥ 16.95	¥ 10.58
Weighted average number of shares used to compute earnings per share attributable to Class A and Class B common stockholders:
Basic | shares	117,671,971	117,671,971	116,379,846	114,237,600
Diluted | shares	119,235,379	119,235,379	118,058,856	116,036,327
Net income	¥ 2,863,531	$ 416,484	¥ 1,994,459	¥ 1,216,223
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	58,421	8,497	(55,055)	62,256
Comprehensive income	2,921,952	424,981	1,939,404	1,278,479
Comprehensive loss attributable to noncontrolling interests	7,484	1,089	7,160	11,691
Comprehensive income attributable to Autohome Inc.	¥ 2,929,436	$ 426,070	¥ 1,946,564	¥ 1,290,170
Common Class A And B [Member]
Weighted average number of shares used to compute earnings per share attributable to Class A and Class B common stockholders:
Basic | shares	117,671,971	117,671,971	116,379,846	114,237,600
Diluted | shares	119,235,379	119,235,379	118,058,856	116,036,327
Media Services [Member]
Net revenues:
Total net revenues | ¥			¥ 3,065,832	¥ 2,337,196
Total net revenues	¥ 3,508,254	$ 510,254
Leads Generation Services [Member]
Net revenues:
Total net revenues | ¥			2,615,998	1,916,309
Total net revenues	2,870,996	417,569
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues | ¥			¥ 528,351	¥ 1,708,116
Total net revenues	¥ 853,901	$ 124,195